Annual Total Returns	0 Months Ended
Nov. 01, 2011
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	5.06%
Annual Return 2002	6.31%
Annual Return 2003	6.69%
Annual Return 2004	5.06%
Annual Return 2005	5.31%
Annual Return 2006	6.32%
Annual Return 2007	(1.98%)
Annual Return 2008	(23.04%)
Annual Return 2009	27.52%
Annual Return 2010	5.21%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	5.05%
Annual Return 2002	6.85%
Annual Return 2003	6.93%
Annual Return 2004	5.30%
Annual Return 2005	5.52%
Annual Return 2006	6.53%
Annual Return 2007	(1.79%)
Annual Return 2008	(22.88%)
Annual Return 2009	27.77%
Annual Return 2010	5.42%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class A Shares
Bar Chart Table:
Annual Return 2001	6.86%
Annual Return 2002	(6.95%)
Annual Return 2003	39.41%
Annual Return 2004	22.81%
Annual Return 2005	5.27%
Annual Return 2006	19.28%
Annual Return 2007	(2.63%)
Annual Return 2008	(28.23%)
Annual Return 2009	24.44%
Annual Return 2010	25.72%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Class Y Shares
Bar Chart Table:
Annual Return 2001	7.06%
Annual Return 2002	(6.64%)
Annual Return 2003	39.79%
Annual Return 2004	23.18%
Annual Return 2005	5.54%
Annual Return 2006	19.58%
Annual Return 2007	(2.37%)
Annual Return 2008	(28.07%)
Annual Return 2009	24.87%
Annual Return 2010	26.26%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Class Z Shares
Bar Chart Table:
Annual Return 2001	7.06%
Annual Return 2002	(6.64%)
Annual Return 2003	39.79%
Annual Return 2004	23.18%
Annual Return 2005	5.54%
Annual Return 2006	19.58%
Annual Return 2007	(2.37%)
Annual Return 2008	(28.07%)
Annual Return 2009	24.74%
Annual Return 2010	26.06%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	7.07%
Annual Return 2002	9.42%
Annual Return 2003	4.63%
Annual Return 2004	4.71%
Annual Return 2005	2.30%
Annual Return 2006	4.02%
Annual Return 2007	5.98%
Annual Return 2008	1.06%
Annual Return 2009	9.31%
Annual Return 2010	6.29%